Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	$ 143,906	$ 49	$ 398,311	$ (23)	$ (254,431)
Beginning balance, shares at Dec. 31, 2020		48,533,135
Issuance of common stock	86,097	$ 10	86,087
Stock Issued During Period, Shares, New Issues		9,599,998
Vesting of restricted stock, shares		218,464
Issuance of common stock upon exercise of stock options	3,363		3,363
Issuance of common stock upon exercise of stock options, shares		421,997
Issuance of common stock under Employee Stock Purchase Plan	141		141
Issuance of common stock under Employee Stock Purchase Plan, shares		25,563
Stock-based compensation expense	10,308		10,308
Unrealized losses on marketable securities	(7)			(7)
Net loss	(71,136)				(71,136)
Ending balance at Dec. 31, 2021	172,672	$ 59	498,210	(30)	(325,567)
Ending balance, shares at Dec. 31, 2021		58,799,157
Stock-based compensation expense	1,905		1,905
Unrealized losses on marketable securities	(439)			(439)
Net loss	(22,950)				(22,950)
Ending balance at Mar. 31, 2022	151,188	$ 59	500,115	(469)	(348,517)
Ending balance, shares at Mar. 31, 2022		58,799,157
Beginning balance at Dec. 31, 2021	172,672	$ 59	498,210	(30)	(325,567)
Beginning balance, shares at Dec. 31, 2021		58,799,157
Issuance of common stock	2,763	$ 2	2,761
Stock Issued During Period, Shares, New Issues		1,644,200
Vesting of restricted stock, shares		76,539
Issuance of common stock upon exercise of stock options	$ 115		115
Issuance of common stock upon exercise of stock options, shares	0	120,013
Stock-based compensation expense	$ 7,021		7,021
Unrealized losses on marketable securities	(151)			(151)
Net loss	(76,462)				(76,462)
Ending balance at Dec. 31, 2022	105,958	$ 61	508,107	(181)	(402,029)
Ending balance, shares at Dec. 31, 2022		60,639,909
Vesting of restricted stock, shares		8,912
Stock-based compensation expense	506		506
Unrealized losses on marketable securities	165			165
Net loss	(29,170)				(29,170)
Ending balance at Mar. 31, 2023	$ 77,459	$ 61	$ 508,613	$ (16)	$ (431,199)
Ending balance, shares at Mar. 31, 2023		60,648,821